Rule 497(e)

File Nos. 002-96000

811-04235

PINNACLE SERIES ACCOUNT

Single Premium Variable Life Insurance Policies

Issued by Great-West Life & Annuity Insurance Company

Supplement dated September 24, 2012 to the Prospectus and Statement of

Additional Information dated November 26, 1997

This Supplement amends certain information contained in the Prospectus dated November 26, 1997.

Effective on or about September 24, 2012, GW Capital Management (doing business as Maxim Capital Management (MCM)) will be renamed Great-West Capital Management (GWCM). Therefore all references to MCM in the Prospectus and Statement of Additional Information dated November 26, 1997 are hereby deleted and replaced with GWCM.

Effective on or about September 24, 2012, Maxim Series Fund, Inc. will be renamed Great-West Funds, Inc. Therefore, all references to Maxim Series Fund, Inc. in the Prospectus and Statement of Additional Information dated November 26, 1997are hereby deleted and replaced with Great-West Funds, Inc.

Effective on or about September 24, 2012, all funds within the former Maxim Series Fund, Inc. will be renamed, replacing ‘Maxim’ with ‘Great-West’ among other changes. The following portfolios available in the Prospectus have been changed, and all references to the Old Names in the Prospectus and Statement of Additional Information are hereby deleted and replaced with the New Names:

OLD NAME	NEW NAME
Maxim Money Market Portfolio	Great-West Money Market Fund
Maxim Stock Index Portfolio	Great-West Stock Index Fund
Maxim U.S. Government Mortgage Securities Portfolio	Great-West U.S. Government Mortgage Securities Fund

Aside from the changes detailed above, the terms of your contract are not affected in any manner, and no other changes are being made to your contract. These contracts are no longer being sold.

This Supplement must be accompanied by, or read in conjunction with, the Prospectus and Statement of Additional Information, dated November 26, 1997.

Please read this Supplement carefully and retain it for future reference.